Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
September 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.22%
Freddie Mac REMIC Series 5092 WG 1.00% 4/25/31	177,865	$ 165,705
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 7.13% (SOFR + 1.85%) 11/25/43 #, •	47,748	48,260
Total Agency Collateralized Mortgage Obligations (cost $226,669)		213,965

Agency Mortgage-Backed Securities — 3.84%
Fannie Mae S.F. 30 yr
4.50% 1/1/50	307,025	310,250
5.00% 7/1/47	213,130	219,546
5.00% 5/1/48	78,498	80,187

Freddie Mac S.F. 30 yr 5.00% 8/1/48	62,777	63,997
Total Agency Mortgage-Backed Securities (cost $722,231)		673,980

Collateralized Debt Obligations — 2.85%
Canyon Capital CLO Series 2019-2A AR 144A 6.743% (TSFR03M + 1.44%, Floor 1.18%) 10/15/34 #, •	250,000	250,184
Dryden CLO Series 2020-83A AR 144A 6.864% (TSFR03M + 1.53%, Floor 1.53%) 4/18/37 #, •	250,000	249,919
Total Collateralized Debt Obligations (cost $500,000)		500,103

Corporate Bonds — 36.11%
Banking — 9.46%
Bank of America
5.819% 9/15/29 μ	45,000	47,370
6.204% 11/10/28 μ	5,000	5,279

Bank of New York Mellon 5.802% 10/25/28 μ	38,000	39,842
BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	194,703
Citigroup
1.281% 11/3/25 μ	35,000	34,865
2.014% 1/25/26 μ	30,000	29,700

Fifth Third Bancorp 2.375% 1/28/25	35,000	34,719
Goldman Sachs Group 5.727% 4/25/30 μ	50,000	52,559
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
5.012% 1/23/30 μ	30,000	$ 30,775
5.571% 4/22/28 μ	30,000	30,936

KeyCorp 6.277% (SOFR03M + 1.25%) 5/23/25 •	45,000	45,074
Morgan Stanley 6.138% 10/16/26 μ	335,000	340,341
PNC Bank 3.875% 4/10/25	250,000	248,728
PNC Financial Services Group 5.671% 10/28/25 μ	35,000	34,999
Popular 7.25% 3/13/28	20,000	21,134
State Street 4.993% 3/18/27	35,000	35,832
Truist Bank 4.632% 9/17/29 μ	215,000	214,013
US Bancorp
4.653% 2/1/29 μ	13,000	13,129
5.384% 1/23/30 μ	10,000	10,387
5.727% 10/21/26 μ	16,000	16,204
6.787% 10/26/27 μ	15,000	15,754

Wells Fargo & Co. 3.908% 4/25/26 μ	165,000	163,982
		1,660,325
Basic Industry — 0.77%
Celanese US Holdings
6.05% 3/15/25	5,000	5,013
6.165% 7/15/27	30,000	31,097

Newmont 5.30% 3/15/26	55,000	55,747
Novelis 144A 3.25% 11/15/26 #	45,000	43,464
		135,321
Brokerage — 0.51%
Jefferies Financial Group 5.875% 7/21/28	85,000	88,695
		88,695
Capital Goods — 1.87%
Amphenol 5.05% 4/5/27	15,000	15,358
Boeing 2.196% 2/4/26	50,000	48,168
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	100,000	103,443
Parker-Hannifin 4.25% 9/15/27	70,000	70,241
RTX 5.75% 11/8/26	89,000	91,782
		328,992
Communications — 1.94%
Charter Communications Operating 6.15% 11/10/26	45,000	46,264
Meta Platforms 4.30% 8/15/29	80,000	81,252
Rogers Communications 5.00% 2/15/29	45,000	45,936
Sirius XM Radio 144A 5.00% 8/1/27 #	65,000	63,992
T-Mobile USA 3.75% 4/15/27	105,000	103,756
		341,200
NQ-VIPLDB [0924] 1124 (4017875)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical — 1.32%
Carnival 144A 7.625% 3/1/26 #	31,000	$ 31,306
Home Depot 4.875% 6/25/27	10,000	10,262
Hyundai Capital America 144A 5.275% 6/24/27 #	85,000	86,933
Prime Security Services Borrower
144A 3.375% 8/31/27 #	30,000	28,533
144A 5.75% 4/15/26 #	35,000	35,189

VICI Properties 4.95% 2/15/30	40,000	40,270
		232,493
Consumer Non-Cyclical — 4.41%
AbbVie
2.60% 11/21/24	90,000	89,696
4.80% 3/15/29	70,000	72,061

Amgen 5.15% 3/2/28	75,000	77,251
Astrazeneca Finance 4.875% 3/3/28	35,000	35,973
Bunge Limited Finance 1.63% 8/17/25	135,000	131,510
Coca-Cola Consolidated 5.25% 6/1/29	45,000	46,810
Medtronic Global Holdings 4.25% 3/30/28	40,000	40,346
Pfizer Investment Enterprises 4.45% 5/19/28	80,000	81,205
Royalty Pharma 1.20% 9/2/25	195,000	188,930
Zoetis 5.40% 11/14/25	10,000	10,097
		773,879
Electric — 5.01%
AEP Texas 5.45% 5/15/29	80,000	83,479
Avangrid 3.20% 4/15/25	60,000	59,398
DTE Energy 5.10% 3/1/29	30,000	30,904
Duke Energy Carolinas 3.95% 11/15/28	85,000	84,773
Fells Point Funding Trust 144A 3.046% 1/31/27 #	100,000	96,881
FirstEnergy Pennsylvania Electric 144A 5.20% 4/1/28 #	60,000	61,495
National Rural Utilities Cooperative Finance
1.875% 2/7/25	135,000	133,588
4.45% 3/13/26	55,000	55,292
4.80% 3/15/28	40,000	40,915

NextEra Energy Capital Holdings 5.749% 9/1/25	10,000	10,104
Pacific Gas & Electric 5.55% 5/15/29	20,000	20,783
PacifiCorp 5.10% 2/15/29	10,000	10,336
Southern 4.85% 6/15/28	85,000	87,076
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Vistra Operations
144A 4.30% 7/15/29 #	90,000	$ 88,264
144A 5.125% 5/13/25 #	16,000	15,979
		879,267
Energy — 4.04%
ConocoPhillips 2.40% 3/7/25	8,000	7,922
Diamondback Energy 5.20% 4/18/27	85,000	86,770
Energy Transfer 5.55% 2/15/28	130,000	134,470
Kinder Morgan
5.00% 2/1/29	10,000	10,218
5.10% 8/1/29	35,000	35,927

MPLX 4.875% 12/1/24	135,000	134,858
NuStar Logistics 5.75% 10/1/25	73,000	73,169
Occidental Petroleum
5.20% 8/1/29	85,000	86,474
5.50% 12/1/25	58,000	58,290

ONEOK 5.65% 11/1/28	10,000	10,457
Southwestern Energy 5.70% 1/23/25	10,000	9,999
Targa Resources Partners 5.00% 1/15/28	60,000	60,034
		708,588
Finance Companies — 1.95%
AerCap Ireland Capital DAC 5.10% 1/19/29	150,000	153,372
Air Lease 2.875% 1/15/26	80,000	78,385
Aviation Capital Group
144A 1.95% 1/30/26 #	80,000	77,097
144A 5.375% 7/15/29 #	30,000	30,660

Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	3,000	3,019
		342,533
Insurance — 2.00%
Aon North America 5.125% 3/1/27	25,000	25,582
Met Tower Global Funding 144A 3.70% 6/13/25 #	150,000	149,102
New York Life Global Funding 144A 5.45% 9/18/26 #	40,000	41,134
UnitedHealth Group 4.25% 1/15/29	135,000	136,198
		352,016
Natural Gas — 0.51%
Sempra 6.40% 10/1/54 μ	16,000	16,070
Sempra Energy 3.30% 4/1/25	75,000	74,366
		90,436
Technology — 1.77%
Broadcom 3.15% 11/15/25	140,000	138,066

2    NQ-VIPLDB [0924] 1124 (4017875)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Oracle
4.20% 9/27/29	20,000	$ 19,973
5.80% 11/10/25	45,000	45,718

S&P Global 2.45% 3/1/27	50,000	48,237
Workday 3.50% 4/1/27	60,000	59,069
		311,063
Transportation — 0.55%
ERAC USA Finance 144A 4.60% 5/1/28 #	85,000	86,113
United Airlines 144A 4.375% 4/15/26 #	10,000	9,847
		95,960
Total Corporate Bonds (cost $6,343,180)		6,340,768

Government Agency Obligation — 1.14%
NBN 144A 0.875% 10/8/24 #	200,000	199,831
Total Government Agency Obligation (cost $199,996)		199,831

Non-Agency Asset-Backed Securities — 21.30%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	300,000	303,584
BA Credit Card Trust Series 2022-A2 5.00% 4/15/28	250,000	251,903
BMW Vehicle Lease Trust Series 2023-1 A3 5.16% 11/25/25	146,491	146,612
Chase Issuance Trust Series 2024-A1I A 4.62% 1/16/29	200,000	202,554
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	95,409	95,611
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	200,000	201,365
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	17,996	17,972
Series 2023-3 A2 144A 6.40% 3/20/30 #	91,197	93,216

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	100,000	100,763
Ford Credit Auto Owner Trust
Series 2022-A B 1.91% 7/15/27	86,000	83,194
Series 2024-B A3 5.10% 4/15/29	200,000	204,331

	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	200,000	$ 204,891
GMF Floorplan Owner Revolving Trust Series 2023-1 A2 144A 6.492% (SOFR + 1.15%) 6/15/28 #, •	250,000	252,190
Hyundai Auto Lease Securitization Trust
Series 2023-A A3 144A 5.05% 1/15/26 #	135,910	135,951
Series 2024-A A3 144A 5.02% 3/15/27 #	100,000	100,811
Series 2024-C A3 144A 4.62% 4/17/28 #	100,000	101,030

Mercedes-Benz Auto Lease Trust Series 2024-A A2B 5.762% (SOFR + 0.42%) 2/16/27 •	100,000	100,023
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 6.242% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	200,000	201,159
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	200,000	203,254
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	100,000	100,649
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	100,000	101,114
Series 2024-B A3 5.33% 1/16/29	100,000	102,249
Verizon Master Trust
Series 2021-2 A 0.99% 4/20/28	100,000	99,776
Series 2022-2 B 1.83% 7/20/28	86,000	85,135
Series 2024-3 A1A 5.34% 4/22/30	100,000	102,793

Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.975% (SOFR + 0.63%) 3/22/27 •	148,719	148,898
Total Non-Agency Asset-Backed Securities (cost $3,703,724)		3,741,028

Non-Agency Collateralized Mortgage Obligations — 1.51%
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.78% (SOFR + 1.50%) 10/25/43 #, •	76,364	76,582
OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, ~	85,103	87,084
NQ-VIPLDB [0924] 1124 (4017875)    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, ~	100,174	$ 102,108
Total Non-Agency Collateralized Mortgage Obligations (cost $261,638)		265,774

US Treasury Obligations — 30.50%
US Treasury Floating Rate Note 4.734% (USBMMY3M + 0.18%) 7/31/26 •	1,435,000	1,433,369
US Treasury Notes
2.125% 11/30/24	415,000	413,209
3.875% 12/31/29	255,000	258,357
4.125% 10/31/27	595,000	604,541
4.375% 7/31/26	1,200,000	1,214,578
4.375% 7/15/27	645,000	658,580
4.625% 6/30/26	280,000	284,337
4.875% 4/30/26	480,000	488,269
Total US Treasury Obligations (cost $5,317,073)		5,355,240
	Number of shares
Short-Term Investments — 7.38%
Money Market Mutual Funds — 7.38%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	323,907	323,907
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	323,908	323,908
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	323,908	323,908
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	323,908	323,908
Total Short-Term Investments (cost $1,295,631)		1,295,631

Total Value of Securities—105.85% (cost $18,570,142)		18,586,320
Liabilities Net of Receivables and Other Assets—(5.85%)★		(1,027,330)
Net Assets Applicable to 1,919,510 Shares Outstanding—100.00%		$17,558,990

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $3,672,245, which represents 20.91% of the Series’ net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at September 30, 2024.
★	Includes $12,485 cash collateral held at broker for futures contracts as of September 30, 2024.

4    NQ-VIPLDB [0924] 1124 (4017875)

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
10	US Treasury 2 yr Notes	$2,082,422	$2,078,149	12/31/24	$4,273	$—	$(3,750)
(1)	US Treasury 10 yr Notes	(114,282)	(114,170)	12/19/24	—	(112)	453
Total Futures Contracts			$1,963,979		$4,273	$(112)	$(3,297)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
Summary of abbreviations: (continued)
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year

NQ-VIPLDB [0924] 1124 (4017875)    5